                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           48
Form 13F Information Table Value Total:     $226,081
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                           Form 13-F Information Table
                              as of June 30, 2002

                                                                VOTING AUTHORITY

                         TITLE
                           OF                      VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP        (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------     --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                COM     001957 10 9     1926        180000   SH           DEFINED   Nos. 1 & 2    180000
AT&T WIRELESS            COM     00209A 10 6     545          93000   SH           DEFINED   Nos. 1 & 2     93000
ABBOTT LABORATORIES      COM     002824 10 0     3012         80000   SH           DEFINED   Nos. 1 & 2     80000
ALLSTATE CORP            COM     020002 10 1     370          10000   SH           DEFINED   Nos. 1 & 2     10000
AMGEN INC                COM     031162 10 0     1675         40000   SH           DEFINED   Nos. 1 & 2     40000
BANK AMER CORP           COM     060505 10 4     9006        128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP            COM     06423A 10 3     7696        200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS             COM     073902 10 8     3213         53000   SH           DEFINED   Nos. 1 & 2     53000
CALPINE                  COM     131347 10 6     70           10000   SH           DEFINED   Nos. 1 & 2     10000
CHEVRONTEXACO CORP       COM     166764 10 0     2215         25000   SH           DEFINED   Nos. 1 & 2     25000
CINCINNATI FINL CORP     COM     172062 10 1     465          10000   SH           DEFINED   Nos. 1 & 2     10000
CONOCOPHILLIPS           COM     20825C 10 4     2780        100000   SH           DEFINED   Nos. 1 & 2    100000
DUPONT                   COM     263534 10 9     2886         65000   SH           DEFINED   Nos. 1 & 2     65000
FEDERAL HM LN MTG CORP   COM     313400 30 1     18360       300000   SH           DEFINED   Nos. 1 & 2    300000
FEDERAL NATL MTG         COM     313586 10 9     5900         80000   SH           DEFINED   Nos. 1 & 2     80000
FIDELITY NATL FINL       COM     316326 10 7     1394         44000   SH           DEFINED   Nos. 1 & 2     44000
FLEET BOSTON FIN CORP    COM     339030 10 8     4579        142000   SH           DEFINED   Nos. 1 & 2    142000
FORD MOTOR CO            PFD     345395 20 6     844          15000   SH           DEFINED   Nos. 1 & 2     15000
GEORGIA PAC CORP         COM     373298 10 8     492          20000   SH           DEFINED   Nos. 1 & 2     20000
GLAXOSMITHKLINE          COM     37733W 10 5     2157         50000   SH           DEFINED   Nos. 1 & 2     50000
HARTFORD FIN SVCS GRP    COM     416515 10 4     595          10000   SH           DEFINED   Nos. 1 & 2     10000
JP MORGAN CHASE & CO.    COM     46625H 10 0     4783        141000   SH           DEFINED   Nos. 1 & 2    141000
JOHNSON & JOHNSON        COM     478160 10 4     2090         40000   SH           DEFINED   Nos. 1 & 2     40000
KEYSPAN CORP             COM     49337W 10 0     828          22000   SH           DEFINED   Nos. 1 & 2     22000
ELI LILLY                COM     532457 10 87    2256         40000   SH           DEFINED   Nos. 1 & 2     40000
MACERICH CO.             COM     554382 10 1     1550         50000   SH           DEFINED   Nos. 1 & 2     50000
MERCK & CO.              COM     589331 10 7     608          12000   SH           DEFINED   Nos. 1 & 2     12000
MERRILL LYNCH            COM     590188 10 8     2025         50000   SH           DEFINED   Nos. 1 & 2     50000

MORGAN STANLEY DEAN      COM     617446 44 8   4308        100000   SH           DEFINED   Nos. 1 & 2    100000
NORTEL NETWORKS          COM     656568 10 2   15           10000   SH           DEFINED   Nos. 1 & 2     10000
PEPSICO INC              COM     713448 10 8   8984        186000   SH           DEFINED   Nos. 1 & 2    186000
PFIZER INC               COM     717081 10 3   15750       450000   SH           DEFINED   Nos. 1 & 2    450000
PHARMACIA                COM     71713U 10 2   1498         40000   SH           DEFINED   Nos. 1 & 2     40000
PHILLIP MORRIS           COM     718154 10 7   13104       300000   SH           DEFINED   Nos. 1 & 2    300000
PINNACLE WEST CAP CORP   COM     723484 10 1   2370         60000   SH           DEFINED   Nos. 1 & 2     60000
PLUM CREEK TIMBER CO.    COM     729251 10 8   421          14000   SH           DEFINED   Nos. 1 & 2     14000
PROCTOR & GAMBLE         COM     742718 10 9   3572         40000   SH           DEFINED   Nos. 1 & 2     40000
ROYAL DUTCH SHELL PLC    COM     780259 20 6   7738        140000   SH           DEFINED   Nos. 1 & 2    140000
SAFEWAY                  COM     786514 20 8   876          30000   SH           DEFINED   Nos. 1 & 2     30000
SCHERING PLOUGH          COM     806605 10 1   6888        280000   SH           DEFINED   Nos. 1 & 2    280000
STARWOOD HOTELS          COM     85590A 20 3   526          16000   SH           DEFINED   Nos. 1 & 2     16000
USG CORP                 COM     903293 40 5   143          20000   SH           DEFINED   Nos. 1 & 2     20000
WFS FINANCIAL            COM     92923B 10 6   302          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM     949746 10 1   10012       200000   SH           DEFINED   Nos. 1 & 2    200000
WESTCORP                 COM     957907 10 8   60887      1906000   SH           DEFINED   Nos. 1 & 2   1906000
WYETH                    COM     983024 10 0   3840         75000   SH           DEFINED   Nos. 1 & 2     75000
YUM BRANDS               COM     988498 10 1   527          18000   SH           DEFINED   Nos. 1 & 2     18000